Components of Net Periodic Benefit Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amortization of net transition asset	¥ 12
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	25,343	29,774	29,589
Interest cost	14,606	15,196	16,067
Expected return on plan assets	(16,389)	(15,401)	(17,987)
Recognized actuarial loss	12,853	12,219	11,802
Amortization of prior service costs	(10,271)	(10,380)	(10,391)
Net periodic benefit costs	26,142	31,408	29,080
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,387	3,348	4,160
Interest cost	10,197	10,082	11,165
Expected return on plan assets	(9,245)	(9,049)	(9,135)
Amortization of net transition asset	117	139	20
Recognized actuarial loss	1,781	2,771	2,911
Amortization of prior service costs	(566)	(448)	(32)
Losses (gains) on curtailments and settlements	(405)	1,111	(31)
Net periodic benefit costs	¥ 4,266	¥ 7,954	¥ 9,058